Stockholders' Equity (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 29, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Shareholders' Equity [Line Items]
Stock split	2,409.1
Preferred stock, liquidation preference per share			$ 10,000
Repurchase of preferred stock			$ 1,250,000
Distributions to stockholders		$ 47,300,000	$ 18,900,000
BPG Sub [Member]
Schedule of Shareholders' Equity [Line Items]
Preferred stock, shares outstanding			125
Preferred stock, liquidation preference per share		$ 10,000	$ 10,000
Series A Redeemable Preferred Stock [Member]
Schedule of Shareholders' Equity [Line Items]
Preferred stock, shares outstanding			125
Series A Redeemable Preferred Stock [Member] | BPG Sub [Member]
Schedule of Shareholders' Equity [Line Items]
Preferred stock, shares outstanding		125